Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001314414
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Sep. 10, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 10, 2019
Prospectus Date	rr_ProspectusDate	Sep. 10, 2019
Sierra Tactical Municipal Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, including tax-free income from the dividends of underlying municipal bond funds, while seeking to limit downside risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 9 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal period.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal period.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, and that the Adviser's fee waiver is only in effect for the term of the waiver. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in open-end investment companies (mutual funds) and exchange-traded funds (“ETFs”) that primarily invest in tax-exempt municipal bonds (“Underlying Municipal Bond Funds”), as well as municipal money market funds. “Tax exempt” refers to the exemption from federal income taxes of the dividends paid by the Underlying Funds, a benefit that will be passes through to shareholders as to ordinary dividends from the Fund.

Under normal circumstances, the Fund invests at least 80% of its net assets (defined as net assets plus the amount of any borrowing for investment purposes) in funds that primarily invest in municipal bonds or other municipal debt instruments. The Adviser uses a proprietary model to tactically allocate the Fund’s assets. When any Underlying Municipal Bond Fund declines in price enough to generate a “Sell signal” under the Adviser’s model, the Fund will sell that Underlying Municipal Bond Fund and move the proceeds temporarily to a tax-free money market fund. Conversely, when prices of a Underlying Municipal Bond Fund begins new uptrends sufficient to give a “Buy signal” under that model, the Adviser will select and purchase an Underlying Municipal Bond Fund, and will continue to make purchases with net cash inflows into the Fund.

The Fund invests in Underlying Municipal Bond Funds that may invest in high-yield municipal bonds (commonly known as “junk” bonds) as well as those that invest in investment-grade municipal bonds. The Fund does not have maturity or duration limitations with respect to holdings of the Underlying Municipal Bond Funds in which it invests. The Fund considers high-yield municipal bonds to be those that are rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). From time to time and depending on market conditions, the Fund may be fully invested in Underlying Municipal Bond Funds that primarily invest or are fully invested in high-yield (or junk) municipal bonds.

The Adviser’s investment strategy is a tactical style that includes disciplines that attempt to limit downside risk (drawdown, meaning the magnitude of decline from highest price to the subsequent low) as well as to seek to enhance return through income and capital appreciation (total return). The current yield of the Fund is not a separate goal, and the monthly distribution yield will fluctuate.

The Adviser does not employ a passive, “buy and hold,” strategy. As part of its integrated risk-management disciplines, the Adviser monitors each Underlying Municipal Bond Fund daily and applies a trailing-stop discipline (which generates the sell signals) to each Underlying Municipal Bond Fund in the Fund’s portfolio. A trailing stop discipline is a discipline is which the stop level rises each day the price of the holding rises – thus the stops “trail” the price trend of the holding. The stop is recalculated daily as a percent or dollar amount below the most recent high price of the holding. When the price of the holding declines below the current stop, the Adviser sells the holding. This sell discipline is a proprietary approach (“Sell Disciplines”) that two of the Fund’s portfolio managers (Dr. Sleeper and Mr. Wright) have used within their related companies’ diversified separately managed accounts since 1987, in seeking to limit the impact on the overall Fund portfolio of any sustained decline in the municipal bond markets.

The Sell Disciplines are not designed to attempt to buy at lows or to sell at highs, but to seek to participate in a substantial part of any sustained uptrend in the municipal bond market, as well as to step aside during most of any sustained downtrend. The Adviser employs a “reactive” approach as distinct from a “predictive” approach. The Adviser does not expect to average more than two Sell signals alternated with two Buy signals per year. Thus, the Adviser expects that the Fund’s portfolio turnover rate will average approximately 200% per year. This tactical approach has historically meant that most gains to be realized by the Fund upon sales of Underlying Municipal Bond Funds will be taxed as short-term capital gains rather than long-term capital gains.

It should be noted that (1) purchases and sales of municipal bonds by the Underlying Municipal Bond Funds will result in capital gains and losses, as to which net capital gains will be distributed to the Fund (typically at or near the end of each calendar year), distributed by the Fund to shareholders, and will not be tax exempt, and (2) that purchases and sales of Underlying Municipal Bond Funds by the Fund will also result in capital gains and losses, as to which net capital gains will be distributed to shareholders of the Fund at or near the end of each calendar year, and will not be tax exempt.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (defined as net assets plus the amount of any borrowing for investment purposes) in funds that primarily invest in municipal bonds or other municipal debt instruments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

Performance of the Fund during future periods will definitely vary. Some months and some quarters will result in negative performance; indeed, some future years may have negative performance.

• Fixed-Income Risk. When the Fund invests in Underlying Municipal Bond Funds, the value of your investment in the Fund will generally decline when interest rates rise or when other factors cause declines in the municipal bond market generally or in a specific Underlying Municipal Bond Fund. Defaults by municipal issuers in which the Underlying Municipal Bond Funds invest may also harm performance.

• High Yield Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an Underlying Municipal Bond Fund's ability to sell its high-yield municipal bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

• Management Risk. The Adviser’s dependence on its municipal bond strategy and judgments about the attractiveness, value and potential appreciation of particular ETFs and mutual funds in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

• Municipal Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in Underlying Municipal Bond Funds that invest in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

• Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and other investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

• Tax Risk. Unlike funds that invest on a buy-and-hold basis, the Fund may incur a higher level of capital gains due to the Adviser’s tactical strategy of purchasing and selling underlying municipal bond funds. Distributions of the Fund’s realized capital gains will not be tax-exempt, and the Fund expects that most of its capital gains will be short-term, rather than long-term gains.

• Underlying Fund Costs and Risks. Each Underlying Fund is subject to specific risks, depending on its municipal bond investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying municipal bonds and other assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in municipal bonds.

• ETF Risk. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Sierra Tactical Municipal Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STMKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.78%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	745
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,103
Sierra Tactical Municipal Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STMHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 256
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 788
Sierra Tactical Municipal Fund | Special Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STMYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.58%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 465
Sierra Tactical Municipal Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STMNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 196
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 606
Sierra Tactical Municipal Fund | Instl Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STMEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 722
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,031

[1]	Estimated for the current fiscal period.
[2]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until January 31, 2021 so that the total annual operating expenses "(i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 1.23%, 1.98%, 0.92%, 1.38%, and 0.98%, for Class A, Class C, Special Shares, Investor Shares and Instl shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Adviser.